SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration percentage	29.00%		51.00%		45.00%	17.00%
Customer B [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration percentage	58.00%		44.00%		18.00%	76.00%
Customer C [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration percentage	13.00%				36.00%	0.00%
Customer D [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration percentage				44.00%
Customer E [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration percentage		85.00%		36.00%
Customer F [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration percentage				18.00%